Finance expense	12 Months Ended
Dec. 31, 2017
Disclosure Of Finance Cost [Abstract]
Disclosure of finance cost [text block]
18.	Finance expense

	Year ended
	December 31
	2017	2016
Interest on bank indebtedness (note 10)	$6,931	$9,335
Accretion of decomissioning liability (note 11)	951	915
Total finance expense	$7,882	$10,250